RELATED PARTY TRANSACTIONS (Details) - USD ($)		12 Months Ended
		Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016
Related party transactions [abstract]
Salaries, consulting fees, and director fees		$ 2,439,422	$ 2,179,826	$ 2,651,651
Share-based payments, net of cancellations	[1]	1,429,053	770,222	1,029,878
Total compensation		$ 3,868,475	$ 2,950,048	$ 3,681,529

[1]	Share-based payments to related parties represents the fair value of options granted and vested in the period to key management personnel net of expense reversed for options cancelled before vesting.